Fair Value Measurements - Summary of Reconciliation of Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning		$ 920	$ 822
Additions (payments) to contingent consideration				774
Change in fair value of Private Warrants	$ 64	(1,651)
Change in fair value of contingent consideration		49	98	48
Balance at ending	$ 3,128	3,128	$ 920	$ 822
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase in warrant liabilities		$ 3,810